Short-term loan (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Short-term Debt

	As of December 31,
	2021	2022
	RMB	RMB	US$
Short-term bank borrowings	150,000	5,000	725